Income Taxes - Provision for Income Tax Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
State	$ 26	$ 10	$ 15
Foreign	890	397	479
Total current tax expense	916	407	494
Deferred:
State	0	0	0
Foreign	(252)	(83)	0
Total deferred tax benefit	(252)	(83)	0
Provision for income taxes	$ 664	$ 324	$ 494